Taxes on Income (Details) - Schedule of Reconciliation of Theoretical Tax Benefit and Actual Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Theoretical Tax Benefit And Actual Tax Expense [Abstract]
Loss before income taxes, as reported in the statements of operations	$ 3,895	$ (2,098)	$ (5,139)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ 896	$ (483)	$ (1,182)
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(25)	(22)	(31)
Non-deductible expenses and other permanent differences	654	427	631
Differences in taxes arising from foreign currency exchange, net	(81)	(50)	69
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	(1,267)	256	481
Other	5	31	156
Income taxes	$ 182	$ 159	$ 124